Taxation - Current and Deferred Portions of Income Tax (Benefit)/Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current and deferred portion of income tax expense
Current income tax expense	¥ 831,675		¥ 594,149	¥ 352,036
Deferred income tax expense	(396,257)	$ (62,181)	(503,520)	59,923
Income tax expense	¥ 435,418	$ 68,327	¥ 90,629	¥ 411,959